Income Taxes (Details Narrative)	12 Months Ended
Dec. 31, 2024 USD ($)
Income Tax Disclosure [Abstract]
Increase in valuation allowance	$ 10,265,807
Net operating loss carryforwards	173,229,125
Net operating loss carryforwards subject to expiration	22,050,149
Net operating loss carryforwards not subject to expiration	$ 151,178,976